ACQUISITION OF BUSINESSES - Magnati - Sole Proprietorship LLC (“Magnati”) (Details) - USD ($) $ in Millions		5 Months Ended	12 Months Ended
	Aug. 08, 2022	Dec. 31, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,385	[1]	$ 46,587	$ 37,635
Net income (loss)			240	[2]	2,153	580
Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Revenues			34,786		$ 29,988	$ 22,580
Magnati - Sole Proprietorship LLC | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	60.00%
Retention of voting equity interest percentage acquired	40.00%
Intangible assets	$ 226
Acquisitions through business combinations	345
Goodwill	500
Other net liabilities	308
Acquisition-related costs	$ 3
Revenues		$ 59	127
Net income (loss)		$ 3	$ 8
Magnati - Sole Proprietorship LLC | Dealer software and technology services operations | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
Consideration transferred, acquisition-date fair value	$ 763

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.